Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of material accounting policies
Schedule of principal subsidiaries of the Company and their geographic locations

The principal subsidiaries of the Company and their geographic locations at December 31, 2024, are as follows:

Entity	Location	Ownership
Triple Flag International Ltd.	Bermuda	100%
TF R&S Canada Ltd.	Canada	100%
TF Australia Holdings Ltd.	Canada	100%
Maverix Metals Inc.	Canada	100%
Maverix Metals (Australia) Pty Ltd.	Australia	100%
Maverix Metals (Nevada) Inc.	United States	100%